Other Long-Term Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Right-of-Use assets (Note 23)	$ 53	$ 71
Other long-term assets	13	8
Total other assets	$ 66	$ 79